AMG TimesSquare International Small Cap Fund
Schedule of Portfolio Investments (unaudited)
March 31, 2020
	Shares	Value
Common Stocks - 98.8%
Communication Services - 8.2%
Auto Trader Group PLC (United Kingdom)[1]	2,348,240	$12,689,377
HUYA, Inc., ADR (China)*,2	501,203	8,495,391
Kakaku.com, Inc. (Japan)	268,200	4,905,229
Karnov Group AB (Sweden)*	1,088,342	5,662,713
Megacable Holdings SAB de CV (Mexico)	2,742,634	7,472,081
Modern Times Group MTG AB, Class B (Sweden)*	656,034	5,085,965
Nordic Entertainment Group AB, Class B (Sweden)[2]	838,704	17,462,417

Total Communication Services		61,773,173
Consumer Discretionary - 7.1%
ABC-Mart, Inc. (Japan)	298,049	14,916,852
CIE Automotive, S.A. (Spain)	336,378	5,146,068
Dalata Hotel Group PLC (Ireland)	2,443,521	6,673,825
momo.com, Inc. (Taiwan)	283,600	3,590,634
Sushiro Global Holdings, Ltd. (Japan)	1,048,504	15,370,948
Trainline PLC (United Kingdom)*,1	1,960,835	8,140,854

Total Consumer Discretionary		53,839,181
Consumer Staples - 7.5%
Kobe Bussan Co., Ltd. (Japan)[2]	593,649	23,330,766
Sugi Holdings Co., Ltd. (Japan)	469,497	25,141,300
Viscofan, S.A. (Spain)	147,163	8,057,677

Total Consumer Staples		56,529,743
Energy - 0.8%
Gaztransport Et Technigaz, S.A. (France)	84,635	6,093,587
Financials - 16.4%
Aruhi Corp. (Japan)	808,547	9,138,347
Challenger, Ltd. (Australia)	3,891,710	9,505,994
FinecoBank Banca Fineco S.P.A. (Italy)	2,492,813	22,428,073
Regional SAB de CV (Mexico)	1,913,385	5,032,995
St James's Place PLC (United Kingdom)	950,100	8,871,948
Steadfast Group, Ltd. (Australia)	8,864,183	13,361,616
Tamburi Investment Partners S.P.A. (Italy)	713,815	4,380,088
Topdanmark A/S (Denmark)	766,211	30,745,448
Zenkoku Hosho Co., Ltd. (Japan)	642,609	20,218,943

Total Financials		123,683,452
Health Care - 11.8%
Amplifon S.P.A. (Italy)	685,595	13,926,671
Ascom Holding AG (Switzerland)	386,334	2,136,434
DiaSorin S.P.A. (Italy)[2]	39,110	5,155,256
Mani, Inc. (Japan)	362,433	8,889,025
MorphoSys AG (Germany)*	131,353	12,647,376
	Shares	Value

Nippon Shinyaku Co., Ltd. (Japan)	86,300	$6,757,856
Odontoprev, S.A. (Brazil)	2,337,100	6,431,849
Orpea (France)	198,879	20,650,687
UDG Healthcare PLC (Ireland)	1,580,240	12,295,134

Total Health Care		88,890,288
Industrials - 22.2%
A-Living Services Co., Ltd., Class H (China)[1]	2,664,400	12,777,959
Befesa, S.A. (Luxembourg)[1]	228,761	6,646,061
BEST, Inc., ADR (China)*,2	2,460,015	13,161,080
Bodycote PLC (United Kingdom)	1,073,039	7,512,070
Clarkson PLC (United Kingdom)	170,470	4,841,872
en-japan, Inc. (Japan)	539,269	10,019,115
Harmonic Drive Systems, Inc. (Japan)	260,249	11,244,854
Howden Joinery Group PLC (United Kingdom)	1,292,163	8,128,578
Interpump Group S.P.A. (Italy)	316,557	7,605,205
Intrum AB (Sweden)[2]	927,895	12,290,571
IPH, Ltd. (Australia)	2,758,140	12,109,218
Irish Continental Group PLC (Ireland)	980,560	3,451,049
LISI (France)	75,217	1,383,084
Melrose Industries PLC (United Kingdom)	9,859,322	10,955,997
Nihon M&A Center, Inc. (Japan)	296,717	8,081,344
Palfinger AG (Austria)[2]	90,729	1,669,380
Polypipe Group PLC (United Kingdom)	1,826,805	10,296,424
Prosegur Cia de Seguridad, S.A. (Spain)	5,024,580	12,548,920
Stabilus, S.A. (Luxembourg)	150,211	5,420,700
Troax Group AB (Sweden)	240,147	2,206,156
VAT Group AG (Switzerland)[1]	34,181	4,660,311

Total Industrials		167,009,948
Information Technology - 18.9%
Barco N.V. (Belgium)	90,111	13,768,263
Chinasoft International, Ltd. (China)	13,242,500	6,832,320
Chroma ATE, Inc. (Taiwan)	1,276,700	5,204,314
Datalogic S.P.A. (Italy)[2]	227,862	2,668,322
Disco Corp. (Japan)	40,160	7,813,243
Douzone Bizon Co., Ltd. (South Korea)	93,600	6,176,831
Elecom Co., Ltd. (Japan)	264,338	9,171,635
Electrocomponents PLC (United Kingdom)	2,809,451	17,886,815
Global Dominion Access, S.A. (Spain)*,1	618,465	1,701,616
Horiba, Ltd. (Japan)	194,248	9,594,329
Iriso Electronics Co., Ltd. (Japan)	262,340	7,674,640
Keywords Studios PLC (Ireland)[2]	912,847	16,158,851
Link Administration Holdings, Ltd. (Australia)	5,077,356	10,025,441
Linx, S.A. (Brazil)	968,700	3,163,688

AMG TimesSquare International Small Cap Fund
Schedule of Portfolio Investments (continued)
	Shares	Value
Information Technology - 18.9% (continued)
Nemetschek SE (Germany)	135,432	$6,602,006
SimCorp A/S (Denmark)	87,035	7,256,819
Systena Corp. (Japan)	343,700	4,644,661
Tri Chemical Laboratories, Inc. (Japan)	96,200	6,452,970

Total Information Technology		142,796,764
Materials - 0.5%
Hansol Chemical Co., Ltd. (South Korea)	58,300	3,768,173
Real Estate - 2.8%
Katitas Co., Ltd. (Japan)	914,452	14,598,788
Safestore Holdings PLC (United Kingdom)	785,101	6,208,259

Total Real Estate		20,807,047
Utilities - 2.6%
Rubis SCA (France)	473,496	19,524,712

Total Common Stocks (Cost $904,117,021)		744,716,068

	Principal Amount
Short-Term Investments - 1.7%
Joint Repurchase Agreements - 1.5%[3]
Cantor Fitzgerald Securities, Inc., dated 03/31/20, due 04/01/20, 0.020% total to be received $2,148,474 (collateralized by various U.S. Government Agency Obligations, 0.000% - 8.500%, 05/01/20 - 02/20/70, totaling $2,191,442)	$2,148,473	2,148,473
Citigroup Global Markets, Inc., dated 03/31/20, due 04/01/20, 0.020% total to be received $2,612,289 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 2.000% - 11.000%, 04/15/20 - 01/01/59, totaling $2,664,534)	2,612,288	2,612,288
	Principal Amount	Value

RBC Dominion Securities, Inc., dated 03/31/20, due 04/01/20, 0.010% total to be received $2,612,289 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.000% - 7.125%, 07/15/20 - 02/20/50, totaling $2,664,534)	$2,612,288	$2,612,288
State of Wisconsin Investment Board, dated 03/31/20, due 04/01/20, 0.160% total to be received $2,620,660 (collateralized by various U.S. Treasuries, 0.125% - 3.875%, 04/01/20 - 09/09/49, totaling $2,679,458)	2,620,648	2,620,648
TD Securities LLC, dated 03/31/20, due 04/01/20, 0.010% total to be received $1,005,385 (collateralized by various U.S. Government Agency Obligations, 2.500% - 5.000%, 01/01/44 - 08/01/48, totaling $1,025,493)	1,005,385	1,005,385

Total Joint Repurchase Agreements		10,999,082

	Shares
Other Investment Companies - 0.2%
Dreyfus Government Cash Management Fund, Institutional Shares, 0.29%[4]	612,283	612,283
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 0.39%[4]	612,283	612,283
JPMorgan U.S. Government Money Market Fund, IM Shares, 0.35%[4]	630,838	630,838

Total Other Investment Companies		1,855,404

Total Short-Term Investments (Cost $12,854,486)		12,854,486
Total Investments - 100.5% (Cost $916,971,507)		757,570,554
Other Assets, less Liabilities - (0.5)%		(3,829,126)
Net Assets - 100.0%		$753,741,428

*	Non-income producing security.
[1]	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified buyers. At March 31, 2020, the value of these securities amounted to $46,616,178 or 6.2% of net assets.
[2]	Some of these securities, amounting to $32,510,272 or 4.3% of net assets, were out on loan to various borrowers and are collateralized by cash and various U.S. Treasury Obligations. See below for more information.
[3]	Cash collateral received for securities lending activity was invested in these joint repurchase agreements.
[4]	Yield shown represents the March 31, 2020, seven day average yield, which refers to the sum of the previous seven days' dividends paid, expressed as an annual percentage.

ADR	American Depositary Receipt

AMG TimesSquare International Small Cap Fund
Schedule of Portfolio Investments (continued)
The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of March 31, 2020:
	Level 1	Level 2[1]	Level 3	Total
Investments in Securities
Common Stocks
Industrials	$13,161,080	$153,848,868	—	$167,009,948
Information Technology	3,163,688	139,633,076	—	142,796,764
Financials	5,032,995	118,650,457	—	123,683,452
Health Care	6,431,849	82,458,439	—	88,890,288
Communication Services	15,967,472	45,805,701	—	61,773,173
Consumer Staples	—	56,529,743	—	56,529,743
Consumer Discretionary	—	53,839,181	—	53,839,181
Real Estate	—	20,807,047	—	20,807,047
Utilities	—	19,524,712	—	19,524,712
Energy	—	6,093,587	—	6,093,587
Materials	—	3,768,173	—	3,768,173
Short-Term Investments
Joint Repurchase Agreements	—	10,999,082	—	10,999,082
Other Investment Companies	1,855,404	—	—	1,855,404
Total Investments in Securities	$45,612,488	$711,958,066	—	$757,570,554

[1]	An external pricing service is used to reflect any impact on security value due to market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets.
For the period ended March 31, 2020, there were no transfers in or out of Level 3.
The country allocation in the Schedule of Portfolio Investments at March 31, 2020, was as follows:
Country	% of Long-Term Investments
Australia	6.1
Austria	0.2
Belgium	1.9
Brazil	1.3
China	5.5
Denmark	5.1
France	6.4
Germany	2.6
Ireland	5.2
Italy	7.5
Japan	29.3
Country	% of Long-Term Investments
Luxembourg	1.6
Mexico	1.7
South Korea	1.3
Spain	3.7
Sweden	5.7
Switzerland	0.9
Taiwan	1.2
United Kingdom	12.8
100.0

AMG TimesSquare International Small Cap Fund
Schedule of Portfolio Investments (continued)
The Fund participates in the securities lending program offered by The Bank of New York Mellon providing for the lending of securities to qualified brokers. The value of securities loaned on positions held, cash collateral and securities collateral received at March 31, 2020, were as follows:
Securities Loaned	Cash Collateral Received	Securities Collateral Received	Total Collateral Received
$32,510,272	$10,999,082	$22,930,509	$33,929,591
The following table summarizes the securities received as collateral for securities lending at March 31, 2020:
Collateral Type	Coupon Range	Maturity Date Range
U.S. Treasury Obligations	0.000-8.125	04/07/20-02/15/49
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.